Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following as of:

	September 30, 2019 (Unaudited)	December 31, 2018
Patents	$613,943	$578,326
Less accumulated amortization	(321,614)	(292,512)
	292,329	285,814
Patents pending	135,292	148,720
Total intangible assets, net	$427,621	$434,534

Intangible assets, net, consists of the following as of December 31:

	2018	2017
Patents	$578,326	$493,027
Less accumulated amortization	(292,512)	(263,843)
	285,814	229,184
Patents pending	148,720	197,426
Total intangible assets, net	$434,534	$426,610